Partners' Capital - Partnership Units (Table) (Details)	Jun. 30, 2014	Dec. 31, 2013
Partners' Capital (Abstract)
Limited partner units	88,790,710	88,440,710
General partner units	1,765,457	1,765,457
Preferred units	18,572,221	18,922,221
Total partnership units	109,128,388	109,128,388